Shareholder Report, Holdings (Details) - Schwab Select Large Cap Growth Fund [Member]	Mar. 31, 2026
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%	[1]
Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[1]
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[1]
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[1]
Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[1]
Financials [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[1]
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[1]
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[1],[2]
Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[1]
Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[1]
Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1]

[1]	Excludes derivatives.
[2]	Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.